CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	$ 3,660,642	$ 1,916,450	$ 9,763,333	$ 6,024,267
General and administrative	3,709,746	1,419,848	8,872,684	4,000,544
Total operating expenses	7,370,388	3,336,298	18,636,017	10,024,811
Loss from operations	(7,370,388)	(3,336,298)	(18,636,017)	(10,024,811)
Other income (loss)
Change in fair value of simple agreement for future equity	(16,793,000)	(1,373,000)	(13,717,000)
Interest income	141,303	325	180,360	920
Total other loss	(16,651,697)	(1,372,675)	(13,536,640)	920
Loss before income taxes	(24,022,085)	(4,708,973)	(32,172,657)	(10,023,891)
Net loss	$ (24,022,085)	$ (4,708,973)	$ (32,172,657)	$ (10,023,891)
Basic net loss per common share (in dollars per share)	$ (4.79)	$ (0.99)	$ (6.73)	$ (2.16)
Diluted net loss per common share (in dollars per share)	$ (4.79)	$ (0.99)	$ (6.73)	$ (2.16)
Weighted average number of common shares outstanding - basic (in shares)	5,014,604	4,771,025	4,778,685	4,638,505
Weighted average number of common shares outstanding - diluted (in shares)	5,014,604	4,771,025	4,778,685	4,638,505